                      SUPPLEMENT DATED APRIL 10, 2008 TO

                       PROSPECTUS DATED MAY 1, 2007 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On March 18, 2008, the Board of Trustees (the "Board") for the XTF Advisors Trust (the "Trust") voted to liquidate the ETF 60 Portfolio (the "Portfolio"). The Board concluded that the Portfolio should cease operations due to its relatively small asset size and insufficient evidence of future asset growth opportunities.

In accordance with the Board's decision to terminate operations, beginning on May 1, 2008, the Portfolio will no longer accept any purchase orders in anticipation of a final liquidation of the Portfolio on June 20, 2008. Assets held by the Separate Account invested in the Portfolio will be transferred at the close of trading on the New York Stock Exchange on June 20, 2008, to the GE Investments Funds, Inc. -- Money Market Fund.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Please note, however, that the Portfolio is also part of the Investment Strategy for certain of the living benefit rider options. The benefits a contract owner receives under these living benefit riders may be reduced if, after the transfer, the owner's assets are not allocated in accordance with the prescribed Investment Strategy for the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. The current Investment Strategy for the living benefit riders (excluding the ETF 60 Portfolio) is also provided below.

Transfers made from the Portfolio during the period of April 10, 2008 to June 20, 2008 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U. S. Mail, voice response, telephone or facsimile.

Subaccounts:

                                                                                      Adviser (and Sub-Adviser(s),
                   Subaccount Investing In               Investment Objective                as applicable)
                   -----------------------------------------------------------------------------------------------
AIM VARIABLE       AIM V.I. Basic Value Fund --  Seeks to provide long-term growth of   A I M Advisors, Inc.
INSURANCE FUNDS    Series II shares              capital.
                   -----------------------------------------------------------------------------------------------
                   AIM V.I. Capital Appreciation Seeks to provide growth of capital.    A I M Advisors, Inc.
                   Fund -- Series I shares
                   -----------------------------------------------------------------------------------------------
                   AIM V.I. Core Equity Fund --  Seeks to provide growth of capital.    A I M Advisors, Inc.
                   Series I shares
                   -----------------------------------------------------------------------------------------------
                   AIM V.I. International Growth Seeks to provide long-term growth of   A I M Advisors, Inc.
                   Fund -- Series II shares      capital.
                   -----------------------------------------------------------------------------------------------
ALLIANCE BERNSTEIN AllianceBernstein Balanced    Seeks to maximize total return         AllianceBernstein, L.P.
VARIABLE PRODUCTS  Wealth Strategy Portfolio --  consistent with the adviser's
SERIES FUND, INC.  Class B                       determination of reasonable risk
                   -----------------------------------------------------------------------------------------------

40725 SUPPD 04/10/08

                                                                                          Adviser (and Sub-Adviser(s),
                        Subaccount Investing In              Investment Objective                as applicable)
                        ----------------------------------------------------------------------------------------------
                        AllianceBernstein Global     Long-term growth of capital.         AllianceBernstein, L.P.
                        Technology Portfolio --
                        Class B
                        ----------------------------------------------------------------------------------------------
                        AllianceBernstein Growth and Long-term growth of capital.         AllianceBernstein, L.P.
                        Income Portfolio -- Class B
                        ----------------------------------------------------------------------------------------------
                        AllianceBernstein            Long-term growth of capital.         AllianceBernstein, L.P.
                        International Value
                        Portfolio -- Class B
                        ----------------------------------------------------------------------------------------------
                        AllianceBernstein Large Cap  Long-term growth of capital.         AllianceBernstein, L.P.
                        Growth Portfolio -- Class B
                        ----------------------------------------------------------------------------------------------
                        AllianceBernstein Small Cap  Long-term growth of capital.         AllianceBernstein, L.P.
                        Growth Portfolio -- Class B
                        ----------------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection      Pursues long-term total return using American Century Investment
VARIABLE PORTFOLIOS II, Fund -- Class II             a strategy that seeks to protect     Management, Inc.
INC.                                                 against U.S. inflation.
                        ----------------------------------------------------------------------------------------------
BLACKROCK VARIABLE      BlackRock Basic Value V.I.   Seeks capital appreciation and,      BlackRock Advisors, LLC
SERIES FUNDS, INC.      Fund -- Class III            secondarily, income.                 (subadvised by BlackRock
                                                                                          Investment Management, LLC)
                        ----------------------------------------------------------------------------------------------
                        BlackRock Global Allocation  Seeks high total investment return.  BlackRock Advisors, LLC
                        V.I. Fund -- Class III                                            (subadvised by BlackRock
                                                                                          Investment Management, LLC
                                                                                          and BlackRock Asset
                                                                                          Management U.K. Limited)
                        ----------------------------------------------------------------------------------------------
                        BlackRock Large Cap Growth   Seeks long-term capital growth.      BlackRock Advisors, LLC
                        V.I. Fund -- Class III                                            (subadvised by BlackRock
                                                                                          Investment Management, LLC)
                        ----------------------------------------------------------------------------------------------
                        BlackRock Value              Seeks long-term capital growth.      BlackRock Advisors, LLC
                        Opportunities V.I. Fund --                                        (subadvised by BlackRock
                        Class III                                                         Investment Management, LLC)
                        ----------------------------------------------------------------------------------------------
COLUMBIA FUNDS          Columbia Marsico Growth      The fund seeks long-term growth of   Columbia Management
VARIABLE INSURANCE      Fund, Variable Series --     capital.                             Advisors, LLC (subadvised by
TRUST I                 Class A                                                           Marsico Capital Management,
                                                                                          LLC)
                        ----------------------------------------------------------------------------------------------
                        Columbia Marsico             The fund seeks long-term growth of   Columbia Management
                        International Opportunities  capital.                             Advisors, LLC (subadvised by
                        Fund, Variable Series --                                          Marsico Capital Management,
                        Class B                                                           LLC)
                        ----------------------------------------------------------------------------------------------
EATON VANCE             VT Floating-Rate Income Fund To provide a high level of current   Eaton Vance Management
VARIABLE TRUST                                       income.
                        ----------------------------------------------------------------------------------------------
                        VT Worldwide Health Sciences Seeks long-term capital growth by    OrbiMed Advisors LLC
                        Fund                         investing in a worldwide and
                                                     diversified portfolio of health
                                                     sciences companies.
                        ----------------------------------------------------------------------------------------------
EVERGREEN VARIABLE      Evergreen VA Omega           Seeks long-term capital growth.      Evergreen Investment
ANNUITY TRUST           Fund -- Class 2                                                   Management Company, LLC
                        ----------------------------------------------------------------------------------------------
FEDERATED               Federated High Income Bond   Seeks high current income by         Federated Investment
INSURANCE SERIES        Fund II -- Service Shares    investing in lower-rated corporate   Management Company
                                                     debt obligations, commonly referred
                                                     to as "junk bonds."
                        ----------------------------------------------------------------------------------------------
                        Federated Kaufmann Fund II   Seeks capital appreciation.          Federated Equity Management
                        -- Service Shares                                                 Company of Pennsylvania
                                                                                          (subadvised by Federated
                                                                                          Global Investment
                                                                                          Management Corp.)
                        ----------------------------------------------------------------------------------------------

                                                                                           Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                 Investment Objective                 as applicable)
                     --------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio --      Seeks income and capital growth        Fidelity Management &
INSURANCE PRODUCTS   Service Class 2                consistent with reasonable risk.       Research Company (FMR)
FUND                                                                                       (subadvised by Fidelity
                                                                                           Investments Money
                                                                                           Management, Inc. (FIMM),
                                                                                           FMR Co., Inc. (FMRC),
                                                                                           Fidelity Research & Analysis
                                                                                           Company (FRAC), Fidelity
                                                                                           Management & Research
                                                                                           (U.K.) Inc. (FMR U.K.),
                                                                                           Fidelity International
                                                                                           Investment Advisors (FIAA),
                                                                                           Fidelity International
                                                                                           Investment Advisors (U.K.)
                                                                                           Limited (FIAA(U.K.)L), and
                                                                                           Fidelity Investments Japan
                                                                                           Limited (FIJ))
                     --------------------------------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio -- Seeks long-term capital appreciation.  FMR (subadvised by FMRC,
                     Service Class 2                                                       FRAC, FMR U.K., FIIA,
                                                                                           FIIA(U.K.)L, and FIJ)
                     --------------------------------------------------------------------------------------------------
                     VIP Dynamic Capital            Seeks capital appreciation.            FMR (subadvised by FMRC,
                     Appreciation Portfolio --                                             FRAC, FMR U.K., FIIA,
                     Service Class 2                                                       FIIA(U.K.)L, and FIJ)
                     --------------------------------------------------------------------------------------------------
                     VIP Equity-Income              Seeks reasonable income. The fund      FMR (subadvised by FMRC,
                     Portfolio -- Service Class 2   will also consider the potential for   FRAC, FMR U.K., FIIA,
                                                    capital appreciation. The fund's goal  FIIA(U.K.)L, and FIJ)
                                                    is to achieve a yield which exceeds
                                                    the composite yield on the securities
                                                    comprising the Standard & Poors
                                                    500/SM/ Index (S&P 500(R)).
                     --------------------------------------------------------------------------------------------------
                     VIP Growth Portfolio --        Seeks to achieve capital appreciation. FMR (subadvised by FMRC,
                     Service Class 2                                                       FRAC, FMR U.K., FIIA,
                                                                                           FIIA(U.K.)L, and FIJ)
                     --------------------------------------------------------------------------------------------------
                     VIP Growth & Income            Seeks high total return through a      FMR (subadvised by FMRC,
                     Portfolio -- Service Class 2   combination of current income and      FRAC, FMR U.K., FIIA,
                                                    capital appreciation.                  FIIA(U.K.)L, and FIJ)
                     --------------------------------------------------------------------------------------------------
                     VIP Investment Grade Bond      Seeks as high a level of current       FMR (subadvised by FRAC,
                     Portfolio -- Service Class 2   income as is consistent with the       FIIA and FIIA(U.K.)L)
                                                    preservation of capital.
                     --------------------------------------------------------------------------------------------------
                     VIP Mid Cap Portfolio --       Seeks long-term growth of capital.     FMR (subadvised by FMRC,
                     Service Class 2                                                       FRAC, FMR U.K., FIIA,
                                                                                           FIIA(U.K.)L, and FIJ)
                     --------------------------------------------------------------------------------------------------
                     VIP Value Strategies           Seeks capital appreciation.            FMR (subadvised by FMRC,
                     Portfolio -- Service Class 2                                          FRAC, FMR U.K., FIIA,
                                                                                           FIIA(U.K.)L, and FIJ)
                     --------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON   Franklin Income Securities     Seeks to maximize income while         Franklin Advisers, Inc.
VARIABLE INSURANCE   Fund -- Class 2 Shares         maintaining prospects for capital
PRODUCTS TRUST                                      appreciation. The fund normally
                                                    invests in both equity and debt
                                                    securities. The fund seeks income by
                                                    investing in corporate, foreign and
                                                    U.S. Treasury bonds as well as
                                                    stocks with dividend yields the
                                                    manager believes are attractive.
                     --------------------------------------------------------------------------------------------------

                                                                                    Adviser (and Sub-Adviser(s),
               Subaccount Investing In              Investment Objective                   as applicable)
               --------------------------------------------------------------------------------------------------
               Franklin Templeton VIP      The fund's principal investment goal    Franklin Templeton Services,
               Founding Funds Allocation   is capital appreciation. Its secondary  LLC (the fund's administrator)
               Fund -- Class 2 Shares      goal is income.
               --------------------------------------------------------------------------------------------------
               Mutual Shares Securities    Seeks capital appreciation, with        Franklin Mutual Advisers, LLC
               Fund -- Class 2 Shares      income as a secondary goal. The
                                           fund normally invests primarily in
                                           equity securities of companies the
                                           manager believes are undervalued.
                                           The fund also invests, to a lesser
                                           extent in risk arbitrage securities and
                                           distressed companies.

               --------------------------------------------------------------------------------------------------
               Templeton Growth Securities Seeks long-term capital growth. The     Templeton Global Advisors
               Fund -- Class 2 Shares      fund normally invests primarily in      Limited
                                           equity securities of companies
                                           located anywhere in the world,
                                           including those in the U.S. and in
                                           emerging markets.
               --------------------------------------------------------------------------------------------------
GE INVESTMENTS Income Fund                 Seeks maximum income consistent         GE Asset Management
FUNDS, INC.                                with prudent investment                 Incorporated
                                           management and the preservation of
                                           capital.
               --------------------------------------------------------------------------------------------------
               Mid-Cap Equity Fund         Seeks long-term growth of capital       GE Asset Management
                                           and future income.                      Incorporated
               --------------------------------------------------------------------------------------------------
               Money Market Fund/1/        Seeks a high level of current income    GE Asset Management
                                           consistent with the preservation of     Incorporated
                                           capital and maintenance of liquidity.

               --------------------------------------------------------------------------------------------------
               Premier Growth Equity Fund  Seeks long-term growth of capital       GE Asset Management
                                           and future income rather than current   Incorporated
                                           income.
               --------------------------------------------------------------------------------------------------
               Real Estate Securities Fund Seeks maximum total return through      GE Asset Management
                                           current income and capital              Incorporated (subadvised by
                                           appreciation.                           Urdang Securities
                                                                                   Management, Inc.)
               --------------------------------------------------------------------------------------------------
               S&P 500(R) Index Fund/2/    Seeks growth of capital and             GE Asset Management
                                           accumulation of income that             Incorporated (subadvised by
                                           corresponds to the investment return    SSgA Funds Management,
                                           of S&P's 500 Composite Stock            Inc.)
                                           Index.
               --------------------------------------------------------------------------------------------------
               Small-Cap Equity Fund       Seeks long-term growth of capital.      GE Asset Management
                                                                                   Incorporated (subadvised by
                                                                                   Palisade Capital Management,
                                                                                   L.L.C.)
               --------------------------------------------------------------------------------------------------

                 /1/ During extended periods of low interest rates, the yields of the Money Market Fund may become extremely low and possibly negative.

                 /2/ "Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                                                                                         Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                 Investment Objective                 as applicable)
                   --------------------------------------------------------------------------------------------------
                   Total Return Fund -- Class 3   Seeks the highest total return,        GE Asset Management
                   Shares                         composed of current income and         Incorporated
                                                  capital appreciation, as is consistent
                                                  with prudent investment risk.
                   --------------------------------------------------------------------------------------------------
                   U.S. Equity Fund               Seeks long-term growth of capital.     GE Asset Management
                                                                                         Incorporated
                   --------------------------------------------------------------------------------------------------
                   Value Equity Fund              Seeks long-term growth of capital      GE Asset Management
                                                  and future income.                     Incorporated
                   --------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio -- Service  Seeks long-term capital growth,        Janus Capital Management
                   Shares                         consistent with preservation of        LLC
                                                  capital and balanced by current
                                                  income.
                   --------------------------------------------------------------------------------------------------
                   Forty Portfolio -- Service     A non-diversified portfolio/1/ that    Janus Capital Management
                   Shares                         seeks long-term growth of capital.     LLC
                   --------------------------------------------------------------------------------------------------
LEGG MASON         Legg Mason Partners Variable   Seeks capital appreciation.            Legg Mason Partners Fund
PARTNERS VARIABLE  Aggressive Growth Portfolio --                                        Advisor, LLC (subadvised by
EQUITY TRUST/2/    Class II                                                              ClearBridge Advisors, LLC)
                   --------------------------------------------------------------------------------------------------
                   Legg Mason Partners Variable   Seeks capital appreciation through     Legg Mason Partners Fund
                   Fundamental Value Portfolio    investments.                           Advisor, LLC (subadvised by
                   -- Class I                                                            ClearBridge Advisors, LLC)
                   --------------------------------------------------------------------------------------------------
MFS(R) VARIABLE    MFS(R) Investors Growth Stock  The fund's investment objective is to  Massachusetts Financial
INSURANCE TRUST    Series -- Service Class Shares seek capital appreciation. The fund's  Services Company objective may be changed without
                                                  shareholder approval.
                   --------------------------------------------------------------------------------------------------
                   MFS(R) Investors Trust         The fund's investment objective is to  Massachusetts Financial
                   Series -- Service Class Shares seek capital appreciation. The fund's  Services Company objective may be changed without
                                                  shareholder approval.
                   --------------------------------------------------------------------------------------------------
                   MFS(R) Total Return Series --  The fund's investment objective is to  Massachusetts Financial
                   Service Class Shares           seek total return. The fund's          Services Company
                                                  objective may be changed without
                                                  shareholder approval.
                   --------------------------------------------------------------------------------------------------
                   MFS(R) Utilities Series --     The fund's investment objective is to  Massachusetts Financial
                   Service Class Shares           seek total return. The fund's          Services Company
                                                  objective may be changed without
                                                  shareholder approval.
                   --------------------------------------------------------------------------------------------------
OPPENHEIMER        Oppenheimer Balanced Fund/     Seeks a high total investment return,  OppenheimerFunds, Inc.
VARIABLE ACCOUNT   VA -- Service Shares           which includes current income and
FUNDS                                             capital appreciation in the value of
                                                  its shares.
                   --------------------------------------------------------------------------------------------------
                   Oppenheimer Capital            Seeks capital appreciation by          OppenheimerFunds, Inc.
                   Appreciation Fund/VA --        investing in securities of well-
                   Service Shares                 known, established companies.
                   --------------------------------------------------------------------------------------------------

                 /1/ A/  /non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                  /2  /Legg Mason executed a reorganization of its fund
                     operations effective April 28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity
                     Trust -- Legg Mason Partners Variable Fundamental Value Portfolio and Legg Mason Partners Variable Portfolios
                     II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio.

                                                                                              Adviser (and Sub-Adviser(s),
                      Subaccount Investing In                  Investment Objective                  as applicable)
                      ----------------------------------------------------------------------------------------------------
                      Oppenheimer Global Securities  Seeks long-term capital appreciation      OppenheimerFunds, Inc.
                      Fund/VA -- Service Shares      by investing a substantial portion of
                                                     its assets in securities of foreign
                                                     issuers, "growth type" companies,
                                                     cyclical industries and special
                                                     situations that are considered to have
                                                     appreciation possibilities.
                      ----------------------------------------------------------------------------------------------------
                      Oppenheimer Main Street        Seeks high total return (which            OppenheimerFunds, Inc.
                      Fund/VA -- Service Shares      includes growth in the value of its
                                                     shares as well as current income)
                                                     from equity and debt securities.
                      ----------------------------------------------------------------------------------------------------
                      Oppenheimer Main Street        Seeks capital appreciation.               OppenheimerFunds, Inc.
                      Small Cap Fund/VA -- Service
                      Shares
                      ----------------------------------------------------------------------------------------------------
                      Oppenheimer MidCap Fund/       Seeks capital appreciation by             OppenheimerFunds, Inc.
                      VA -- Service Shares           investing in "growth type"
                                                     companies.
                      ----------------------------------------------------------------------------------------------------
PIMCO VARIABLE        All Asset Portfolio -- Advisor Seeks maximum real return                 Pacific Investment
INSURANCE TRUST       Class Shares                   consistent with preservation of real      Management Company LLC
                                                     capital and prudent investment
                                                     management.
                      ----------------------------------------------------------------------------------------------------
                      High Yield Portfolio --        Seeks maximum total return,               Pacific Investment
                      Administrative Class Shares    consistent with preservation of           Management Company LLC
                                                     capital and prudent investment
                                                     management. Invests at least 80% of
                                                     its assets in a diversified portfolio of
                                                     high yield securities ("junk bonds")
                                                     rated below investment grade but
                                                     rated at least Caa by Moody's or
                                                     CCC by S&P, or, if unrated,
                                                     determined by PIMCO to be of
                                                     comparable quality, subject to a
                                                     maximum of 5% of its total assets in
                                                     securities rated Caa by Moody's or
                                                     CCC by S&P, or, if unrated,
                                                     determined by PIMCO to be of
                                                     comparable quality.
                      ----------------------------------------------------------------------------------------------------
                      Long-Term U.S. Government      Seeks maximum total return,               Pacific Investment
                      Portfolio -- Administrative    consistent with preservation of           Management Company LLC
                      Class Shares                   capital and prudent investment
                                                     management.
                      ----------------------------------------------------------------------------------------------------
                      Low Duration Portfolio --      Seeks maximum total return,               Pacific Investment
                      Administrative Class Shares    consistent with preservation of           Management Company LLC
                                                     capital and prudent investment
                                                     management.
                      ----------------------------------------------------------------------------------------------------
                      Total Return Portfolio --      Seeks maximum total return,               Pacific Investment
                      Administrative Class Shares    consistent with preservation of           Management Company LLC
                                                     capital and prudent investment
                                                     management.
                      ----------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES Jennison Portfolio -- Class II Seeks long-term growth of capital.        Prudential Investments LLC
FUND                                                                                           (subadvised by Jennison
                                                                                               Associates LLC)
                      ----------------------------------------------------------------------------------------------------
                      Jennison 20/20 Focus           Seeks long-term growth of capital.        Prudential Investments LLC
                      Portfolio -- Class II                                                    (subadvised by Jennison
                                                                                               Associates LLC)
                      ----------------------------------------------------------------------------------------------------

                                                                                         Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                Investment Objective                as applicable)
                     ------------------------------------------------------------------------------------------------
                     Natural Resources Portfolio -- Seeks long-term growth of capital.    Prudential Investments LLC
                     Class II                                                             (subadvised by Jennison
                                                                                          Associates LLC)
                     ------------------------------------------------------------------------------------------------
THE UNIVERSAL        Equity and Income Portfolio -- Seeks both capital appreciation and   Morgan Stanley Investment
INSTITUTIONAL FUNDS, Class II Shares                current income.                       Management Inc.
INC.
                     ------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE      Comstock Portfolio -- Class II Seeks capital growth and income       Van Kampen Asset
INVESTMENT TRUST     Shares                         through investments in equity         Management
                                                    securities, including common stocks,
                                                    preferred stocks and securities
                                                    convertible into common and
                                                    preferred stocks.

                     ------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                                       Adviser (and Sub-Adviser(s),
                    Subaccount Investing In               Investment Objective                as applicable)
                    -----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS Legg Mason Partners Variable  Seeks total return and a combination Legg Mason Partners Fund
VARIABLE EQUITY     Capital and Income Portfolio  of income and long-term capital      Advisor, LLC (subadvised by
TRUST/1/            -- Class II                   appreciation.                        ClearBridge Advisors, LLC
                                                                                       and Western Asset
                                                                                       Management Company)
                    -----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE     Strategic Growth Portfolio -- Seeks capital appreciation.          Van Kampen Asset
INVESTMENT TRUST    Class II Shares                                                    Management
                    -----------------------------------------------------------------------------------------------

                 /1/ Legg Mason executed a reorganization of its fund
                     operations effective April 28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio.

The current Investment Strategy for the living benefit riders is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) for owners who have elected Lifetime Income Plus 2008, owners may allocate assets to Asset Allocation Model A, B, C or D; or

       for owners who have elected another living benefit rider, owners may allocate assets to Asset Allocation Model C.


Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800 352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please be sure to include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.